S000033314 [Member] Investment Objectives and Goals - FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Emerging Markets Factor Tilt IndexSM (the “Underlying Index”).